united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 8/31/17

Item 1. Reports to Stockholders.

Anchor Tactical Credit Strategies Fund
Institutional Class (ATCSX)

Anchor Tactical Equity Strategies Fund
Institutional Class (ATESX)

Anchor Tactical Municipal Strategies Fund
Institutional Class (ATMSX)

Anchor Tactical Real Estate Fund
Institutional Class (ARESX)

Annual Report
August 31, 2017

1-844-594-1226
www.anchorcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Anchor Tactical Credit Strategies Fund (Unaudited)

Annual Shareholder Report

August 31, 2017

It is my pleasure to present the annual report for the Anchor Tactical Credit Strategies Fund for the year ended August 31, 2017. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Anchor Tactical Credit Strategies Fund.

Performance

As of August 31, 2017, the Anchor Tactical Credit Strategies Fund returned 2.22% over the past year. The Fund’s benchmark, the HFRX Absolute Return Index, and the Fund’s Morningstar Category, the Non-Traditional Bond category, returned 2.52% and 4.32% respectively. The Fund’s process for risk management utilizing cash and short1 positions to hedge volatility performed as expected over the past year. The Fund’s underperformance was due to the hedging of exposure during market volatility surrounding the presidential election. After the trend was reestablished, the Fund went long and participated in the ensuing rally.

Market and Fund Performance Commentary

After a hotly contested campaign season that left both the bulls and the bears exhausted, the 2016 presidential election marked a major turning point for equity and fixed income investors. Despite an initial overnight sell-off in equities, market sentiment turned bullish after the election driven largely on the expectations for tax and business reform. Since the 2016 election the U.S. economy has seen substantial improvement, with an increase year-over-year corporate earnings, expanding industrial production, and rising GDP. Improving investor sentiment and a stabilization in oil prices has resulted in a tightening in high yield bond spreads and lower default activity for 2017.

Market Outlook

While equity markets are making new highs, valuations for high-yield bonds are being stretched higher as the credit spreads continue to tighten. Coupled with strengthening company fundamentals and default rates near record lows, the high yield bond market still presents opportunities for growth but will require disciplined risk management at this point in the credit cycle. The current environment should be well suited for Anchor Tactical Credit Strategies Fund.

Eric Leake

President, CIO

Anchor Capital Management Group, Inc.

[1]	Short: The sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value.

5766-NLD-10/17/2017	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Tactical Equity Strategies Fund (Unaudited)

Annual Shareholder Report

August 31, 2017

It is my pleasure to present the annual report for the Anchor Tactical Equity Strategies Fund for the period ended August 31, 2017. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Anchor Tactical Equity Strategies Fund.

Performance

As of August 31, 2017, the Anchor Tactical Equity Strategies Fund returned 11.48% since its inception on September 6, 2016. The Fund’s benchmark, the S&P 500 Total Return Index, and the Fund’s Morningstar Category, the Long-Short Equity category, returned 15.40% and 7.48% respectively.

Market and Fund Performance Commentary

Following the contentious election campaign of 2016 that left the bulls and bears exhausted, the Presidential election initiated a key turning point for equity markets. Tax reform and deregulation promises by the newly elected Trump administration provided confidence to equity investors that more pro-growth policies may be in the offing. Many core economic indicators have seen improvement over the past 12 months including corporate earnings, industrial production and GDP.

The improvements in the U.S. economy have been reflected in U.S. equities, as the S&P 500 Index made several new all-time highs in the last 12 months. The Anchor Tactical Equity Strategies Fund’s dynamic risk models have, for the most part, remained fully invested over the past 12 months, correctly identifying profitable uptrends. Shareholders have benefited with a 11.48% gain, substantially beating the Fund’s peer group of risk managed funds. However, the short-term volatility surrounding the 2016 presidential election caused the fund to reduce exposure which led to the underperformance relative to its indexed benchmark.

Market Outlook

Despite new all-time highs in many U.S. equity indexes, risks remain. The Federal Reserve is forecasting one more rate hike in 2017, while simultaneously attempting to reduce their balance sheet of fixed income. There are also policy risks surrounding discussions over the debt ceiling, health care and tax reform.

For these reasons, we believe that now more than ever investors will need to pay attention to risks, a climate well suited for the Anchor Tactical Equity Strategies Fund.

Eric Leake

President, CIO

Anchor Capital Management Group, Inc.

5767-NLD-10/17/2017	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Tactical Municipal Strategies Fund (Unaudited)

Annual Shareholder Report

August 31, 2017

It is my pleasure to present the annual report for the Anchor Tactical Municipal Strategies Fund for the period ended August 31, 2017. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Anchor Tactical Municipal Strategies Fund.

Performance

As of August 31, 2017, the Anchor Tactical Municipal Strategies Fund returned -1.47% since its inception on September 6, 2016. The Fund’s benchmark, the SPDR Bloomberg Barclays U.S. Municipal Index, and the Fund’s Morningstar Category, the Long-Short Credit category, returned 1.02% and 3.65% respectively.

Market and Fund Performance Commentary

Municipal bonds encountered multiple hurdles in 2016 which contributed to relatively flat total returns over the past 12 months. From Fed policy risks to threats of Puerto Rican defaults, municipal bond investors had much to digest over the past twelve months. Tax reform and deregulation promises by a newly elected President Trump resulting in rising interest rates as markets began to price in a more robust economy. Concern over the potential for rising inflation and rising interest rates lead to the largest single-month drawdown for municipal bonds since the Lehman Brothers collapse in September 2008.

The Fund was able to achieve lower drawdown and less volatility at the price of slight underperformance relative to its benchmark during the largest single-month drawdown in November. The Fund’s risk management models navigated the volatile environment by remaining hedged most of the fourth quarter, returning to fully invested early in 2017.

Market Outlook

Valuations in the municipal market remain rich due to the imbalance in supply and demand. When combined with the risks surrounding Central bank tightening and increased inflation expectations, there should be ample opportunity for the Fund’s risk and opportunity models to generate positive returns in the quarters ahead.

Eric Leake

President, CIO

Anchor Capital Management Group, Inc.

5771-NLD-10/18/2017	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Tactical Real Estate Fund (Unaudited)

Annual Shareholder Report

August 31, 2017

It is my pleasure to present the annual report for the Anchor Tactical Real Estate Fund for the period ended August 31, 2017. On behalf of the entire team at Anchor Capital, I would like to thank you for your investment in the Anchor Tactical Real Estate Fund.

Performance

As of August 31, 2017, the Anchor Tactical Real Estate Fund returned -2.40% since its inception on September 6, 2016. The Fund’s benchmark, the Dow Jones U.S. Select Real Estate Securities Total Return Index, and the Fund’s Morningstar Category, the Long-Short Equity category, returned -4.26% and 7.48% respectively.

Market and Fund Performance Commentary

The negative return of -4.26% for the Dow Jones U.S. Select Real Estate highlights a volatile 12 months for REITs. The double whammy of tax reform and deregulation promises by the newly elected Trump combined with rising interest rates combine to make a challenging environment for Real Estate investors. The Anchor Tactical Real Estate Fund’s risk mitigation models kept the Fund in a defensive hedged position for the past several months and contributed to the Fund’s outperformance relative to the benchmark. The Fund underperformed its peer group due to the disparity in returns between the equity market and real estate. Nervousness surrounding rising interest rates has led to a year-long, sideways market in most liquid REIT indexes and ETFs.

Market Outlook

Accelerating U.S. economic growth tied with manageable new real estate supply gives strong fundamental tailwind for real estate going forward. Although the fundamentals look strong, ongoing Federal Reserve tightening and reduced labor force in the sector due to the hurricanes pose threats to the real estate market.

For these reasons, we believe that markets may continue a pattern of higher than normal volatility and risk, a climate well suited for the Anchor Tactical Real Estate Fund.

Eric Leake

President, CIO

Anchor Capital Management Group, Inc.

5772-NLD-10/18/2017	www.anchor-capital.com	15 Enterprise, Suite 450
Aliso Viejo, CA 92656 USA
(800) 290-8633 main
(949) 382-1497 fax

Anchor Tactical Credit Strategies Fund*
Portfolio Review (Unaudited)
August 31, 2017

The Fund’s Institutional Class performance figures for the periods ended August 31, 2017, compared to its benchmark (assumes an initial investment of $2,000,000):

	One Year	Since Inception*

Anchor Tactical Credit Strategies Fund - Institutional Class	2.22%	2.81%
HFRX Absolute Return Index**	2.52%	1.70%

*	The Fund commenced operations on September 29, 2015.

**	The HFRX Absolute Return Index is designed to be representative of the overall composition of the Hedge Fund Universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis, multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each Index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Fund’s total expenses, as shown in the December 30, 2016 prospectus, as supplemented on July 25, 2017, is 3.17%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2017, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Portfolio Composition (Unaudited)

% of Net Assets
Exchange Traded Funds	82.7%
Mutual Fund	13.2%
Other Assets Less Liabilities	4.1%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Equity Strategies Fund*
Portfolio Review (Unaudited)
August 31, 2017

The Fund’s Institutional Class performance figures for the period ended August 31, 2017, compared to its benchmark (assumes an initial l investment of $2,000,000):

Since
Inception*

Anchor Tactical Equity Strategies Fund - Institutional Class	11.48%
S&P 500 Total Return Index**	15.40%

*	The Fund commenced operations on September 6, 2016.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2017, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s August 31, 2016 prospectus, as supplemented on July 25, 2017, the Fund’s Total Annual Operating Expense Ratio is 2.39%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)

% of Net Assets
Exchange Traded Funds	98.4%
Other Assets Less Liabilities	1.6%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Municipal Strategies Fund*
Portfolio Review (Unaudited)
August 31, 2017

The Fund’s Institutional Class performance figures for the period ended August 31, 2017, compared to its benchmark (assumes an initial investment of $2,000,000):

Since
Inception*

Anchor Tactical Municipal Strategies Fund - Institutional Class	(1.47)%
SPDR Bloomberg Barclays U.S. Municipal Index**	1.02%

*	The Fund commenced operations on September 6, 2016.

**	The SPDR Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2017, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s August 31, 2016 prospectus, as supplemented on July 25, 2017, the Fund’s Total Annual Operating Expense Ratio is 2.54%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)

% of Net Assets
Closed-End Funds	15.5%
Exchange Traded Fund	10.7%
Mutual Funds	74.1%
Liabilities in Exess of Other Assets	(0.3)%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Real Estate Fund*
Portfolio Review (Unaudited)
August 31, 2017

The Fund’s Institutional Class performance figures for the period ended August 31, 2017, compared to its benchmark (assumes an initial investment of $2,000,000):

Since
Inception*

Anchor Tactical Real Estate Fund - Institutional Class	(2.40)%
Dow Jones U.S. Select Real Estate Securities Total Return Index**	(4.26)%

*	The Fund commenced operations on September 6, 2016.

**	The Dow Jones U.S. Select Real Estate Securities Total Return Index is designed to measure the performance of publicly traded real estate securities. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2017, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s August 31, 2016 prospectus, as supplemented on July 25, 2017, the Fund’s Total Annual Operating Expense Ratio is 2.85%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)

% of Net Assets
Exchange Traded Funds	95.5%
Other Assets Less Liabilities	4.5%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Credit Strategies Fund

PORTFOLIO OF INVESTMENTS

August 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 82.7%
	DEBT FUNDS - 82.7%
490,000	iShares iBoxx $ High Yield Corporate Bond ETF	$43,414,000
850,000	SPDR Bloomberg Barclays High Yield Bond ETF	31,671,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $74,449,912)	75,085,000

	MUTUAL FUND - 13.2%
	DEBT FUND - 13.2%
1,177,625	Fidelity Capital & Income Fund	11,976,448
	TOTAL MUTUAL FUND (Cost - $12,000,000)

	TOTAL INVESTMENTS (Cost - $86,449,912) (a) - 95.9%	$87,061,448
	CASH AND OTHER ASSETS LESS LIABILITIES - 4.1%	3,722,703
	NET ASSETS - 100.0%	$90,784,151

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $87,098,539 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$635,089
Unrealized Depreciation:	(672,180)
Net Unrealized Appreciation:	$(37,091)

See accompanying notes to financial statements.

Anchor Tactical Equity Strategies Fund

PORTFOLIO OF INVESTMENTS

August 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 98.4%
	EQUITY FUNDS - 98.4%
330,000	Powershares QQQ Trust Series 1	$48,246,000
45,000	SPDR S&P 500 ETF Trust	11,137,050
	TOTAL EXCHANGE TRADED FUNDS (Cost - $58,122,130)	59,383,050

	TOTAL INVESTMENTS (Cost - $58,122,130) (a) - 98.4%	$59,383,050
	CASH & OTHER ASSETS LESS LIABILITIES - 1.6%	982,744
	NET ASSETS - 100.0%	$60,365,794

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,122,130 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,260,920
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$1,260,920

See accompanying notes to financial statements.

Anchor Tactical Municipal Strategies Fund

PORTFOLIO OF INVESTMENTS

August 31, 2017

Shares		Value
	CLOSED-END FUNDS - 15.5%
	DEBT FUNDS - 15.5%
76,592	BlackRock Municipal Intermediate Duration Fund, Inc.	$1,096,031
83,207	Invesco Municipal Opportunity Trust	1,103,325
70,968	Nuveen AMT-Free Municipal Credit Income Fund	1,107,101
78,701	Nuveen AMT-Free Quality Municipal Income Fund	1,101,027
70,971	Nuveen California Quality Municipal Income Fund	1,088,695
72,102	Nuveen Municipal Credit Income Fund	1,103,161
102,006	Nuveen Municipal High Income Opportunity Fund	1,390,342
82,185	Nuveen New York AMT-Free Quality Municipal Income Fund	1,098,813
96,802	Nuveen Quality Municipal Income Fund	1,387,173
36,729	PIMCO Municipal Income Fund	514,573
	TOTAL CLOSED-END FUNDS (Cost - $11,001,976)	10,990,241

	EXCHANGE TRADED FUND - 10.7%
	DEBT FUNDS - 10.7%
68,000	iShares National Muni Bond ETF	7,585,400
	TOTAL EXCHANGE TRADED FUND (Cost - $7,410,470)	7,585,400

	MUTUAL FUNDS - 74.1%
	DEBT FUNDS - 74.1%
725,072	American Century High Yield Municipal Fund - Investor Class	6,996,946
1,912,823	Goldman Sachs High Yield Municipal Fund - Institutional Class	18,382,230
768,338	Lord Abbett National Tax-Free Fund - Class I	8,766,734
1,070,820	Nuveen High Yield Municipal Bond Fund - Class R6	18,525,186
	TOTAL MUTUAL FUNDS (Cost - $51,422,321)	52,671,096

	TOTAL INVESTMENTS (Cost - $69,834,767) (a) - 100.3%	$71,246,737
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(183,737)
	NET ASSETS - 100.0%	$71,063,000

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,834,767 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,436,347
Unrealized Depreciation:	(24,377)
Net Unrealized Appreciation:	$1,411,970

See accompanying notes to financial statements.

Anchor Tactical Real Estate Fund

PORTFOLIO OF INVESTMENTS

August 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 95.5%
	EQUITY FUND - 95.5%
50,000	iShares Mortgage Real Estate Capped ETF	$2,354,500
300,000	iShares U.S. Home Construction ETF	10,227,000
575,000	iShares U.S. Real Estate ETF	46,690,000
75,000	VanEck Vectors Mortgage REIT Income ETF	1,861,500
400,000	Vanguard REIT ETF	33,616,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $92,347,806)	94,749,000

	TOTAL INVESTMENTS (Cost - $92,347,806) (a) - 95.5%	$94,749,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 4.5%	4,496,730
	NET ASSETS - 100.0%	$99,245,730

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $92,371,398 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,401,194
Unrealized Depreciation:	(23,592)
Net Unrealized Appreciation:	$2,377,602

See accompanying notes to financial statements

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2017

	Anchor Tactical	Anchor Tactical	Anchor Tactical
	Credit Strategies	Equity Strategies	Municipal	Anchor Tactical
	Fund	Fund	Strategies Fund	Real Estate Fund

ASSETS
Investment securities:
At cost	$86,449,912	$58,122,130	$69,834,767	$92,347,806
At value	$87,061,448	$59,383,050	$71,246,737	$94,749,000
Cash	3,591,018	1,075,924	—	3,975,632
Deposit with Broker	435,128	—	—	722,296
Receivable for Fund shares sold	53,949	121,435	62,609	209,094
Dividends and interest receivable	42,130	6,226	227,396	6,081
Prepaid expenses	32,754	4,126	4,931	40,256
TOTAL ASSETS	91,216,427	60,590,761	71,541,673	99,702,359

LIABILITIES
Due to custodian	—	—	100,508	—
Payable for Fund shares redeemed	212,766	85,546	220,324	255,681
Investment advisory fees payable	125,288	79,194	97,462	131,632
Distribution (12b-1) fees payable	20,086	12,374	15,228	20,568
Payable to related parties	19,182	14,386	14,520	17,074
Accrued expenses and other liabilities	54,954	33,467	30,631	31,674
TOTAL LIABILITIES	432,276	224,967	478,673	456,629
NET ASSETS	$90,784,151	$60,365,794	$71,063,000	$99,245,730

Net Assets Consist Of:
Paid in capital	90,679,266	54,939,392	73,206,861	98,711,873
Accumulated undistributed net investment Income	18,202	—	69,638	—
Accumulated net realized gain (loss) from investments and securities sold short	(524,853)	4,165,482	(3,625,469)	(1,867,337)
Net unrealized appreciation on investments	611,536	1,260,920	1,411,970	2,401,194
NET ASSETS	$90,784,151	$60,365,794	$71,063,000	$99,245,730
Institutional Class
Net Assets	$90,784,151	$60,365,794	$71,063,000	$99,245,730
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,021,790	5,463,955	7,216,352	10,172,898

Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.06	$11.05	$9.85	$9.76

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS
For the Year or Period Ended August 31, 2017

		Anchor Tactical	Anchor Tactical
	Anchor Tactical Credit	Equity Strategies	Municipal Strategies	Anchor Tactical
	Strategies Fund	Fund*	Fund*	Real Estate Fund*
INVESTMENT INCOME
Dividends	$5,783,909	$585,007	$1,676,578	$1,119,238
Interest	52,690	51,576	97,030	89,317
TOTAL INVESTMENT INCOME	5,836,599	636,583	1,773,608	1,208,555

EXPENSES
Investment advisory fees	1,921,999	877,191	1,329,839	1,022,234
Dividend expense on securities sold short	361,463	88,735	—	—
Distribution (12b-1) fees	300,312	137,061	207,787	159,724
Interest expense on securities sold short	220,454	16,389	—	8,371
Administrative services fees	98,597	48,501	72,409	54,925
Accounting services fees	39,264	30,157	35,934	31,802
Custodian fees	35,775	28,832	8,661	10,203
Registration fees	35,000	2,200	2,346	2,089
Printing and postage expenses	34,765	13,035	14,362	13,100
Trustees’ fees and expenses	25,263	17,228	20,496	17,475
Insurance expense	19,998	1,073	1,390	1,597
Miscellaneous expense	18,938	3,826	3,826	3,826
Legal fees	17,586	20,894	25,312	19,005
Audit fees	14,000	16,000	16,000	16,000
Transfer agent fees	8,990	7,720	8,224	7,890
Compliance officer fees	6,048	8,154	7,061	5,534
Offering cost	606	—	—	—
Shareholder service fees	—	25	32	25
TOTAL EXPENSES	3,159,058	1,317,021	1,753,679	1,373,800
NET INVESTMENT INCOME (LOSS)	2,677,541	(680,438)	19,929	(165,245)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	1,316,834	6,310,592	(3,625,469)	(2,412,736)
Securities sold short	(835,169)	(995,778)	—	542,012
Distributions of capital gains from underlying investment companies	—	—	—	3,387
Net change in unrealized appreciation (depreciation) on:
Investments	(621,079)	1,260,920	1,411,970	2,401,194
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(139,414)	6,575,734	(2,213,499)	533,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,538,127	$5,895,296	$(2,193,570)	$368,612

*	The Fund commenced operations on September 6, 2016.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Tactical Credit Strategies Fund		Anchor Tactical Equity Strategies Fund	Anchor Tactical Municipal Strategies Fund	Anchor Tactical Real Estate Fund
	For the	For the	For the	For the	For the
	Year Ended	Period Ended	Period Ended	Period Ended	Period Ended
	August 31, 2017***	August 31, 2016*	August 31, 2017**	August 31, 2017**	August 31, 2017**
FROM OPERATIONS:
Net investment income (loss)	$2,677,541	$733,874	$(680,438)	$19,929	$(165,245)
Net realized gain (loss) from investments and securities sold short	481,665	1,709,947	5,314,814	(3,625,469)	(1,870,724)
Distributions of capital gains from underlying investment companies	—	—	—	—	3,387
Net change in unrealized appreciation (depreciation) on investments	(621,079)	1,232,615	1,260,920	1,411,970	2,401,194
Net increase (decrease) in net assets resulting from operations	2,538,127	3,676,436	5,895,296	(2,193,570)	368,612

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income ($0.28, $0.06, $-, $0.00 and $- per share, respectively)	(3,246,985)	(699,266)	—	(20,276)	—
From net realized gains ($0.14, $-, $0.09, $- and $- per share, respectively)	(1,889,257)	—	(494,486)	—	—
Net decrease in net assets from distributions to shareholders	(5,136,242)	(699,266)	(494,486)	(20,276)	—

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	76,542,727	201,338,807	101,395,585	152,128,877	141,010,033
Reinvestment of dividends	5,136,214	699,266	494,486	20,276	—
Payments for shares redeemed	(132,097,375)	(61,348,174)	(46,988,836)	(78,968,814)	(42,171,831)
Redemption fees	33,631	—	63,749	96,507	38,916
Net increase (decrease) in net assets from shares of beneficial interest	(50,384,803)	140,689,899	54,964,984	73,276,846	98,877,118

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,982,918)	143,667,069	60,365,794	71,063,000	99,245,730

NET ASSETS
Beginning of Period	143,767,069	100,000	—	—	—
End of Period	$90,784,151	$143,767,069	$60,365,794	$71,063,000	$99,245,730
‡ Includes accumulated undistributed net investment income (loss) of:	$18,202	$527,587	$—	$69,638	$—

SHARE ACTIVITY
Institutional Class:
Shares sold	7,556,618	19,961,142	9,848,475	15,365,338	14,576,799
Shares reinvested	510,508	69,004	48,622	2,061	—
Shares redeemed	(13,056,325)	(6,029,157)	(4,433,142)	(8,151,047)	(4,403,901)
Net increase (decrease) in shares of beneficial interest outstanding	(4,989,199)	14,000,989	5,463,955	7,216,352	10,172,898

*	For the period September 29, 2015 (commencement of operations) through August 31, 2016.

**	The Fund commenced operations on September 6, 2016.

***	Formerly the Investor Class of the Anchor Tactical Credit Strategies Fund.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class **
	For the	Period
	Year Ended	Ended
	August 31, 2017	August 31, 2016*

Net asset value, beginning of period	$10.26	$10.00
Activity from investment operations:
Net investment income (1)	0.23	0.07
Net realized and unrealized gain (loss) on investments	(0.01)	0.25
Total from investment operations	0.22	0.32
Less distributions:
From net investment income	(0.28)	(0.06)
From net realized gains	(0.14)	—
Total distributions	(0.42)	(0.06)
Paid-in capital from redemption fees (1)	0.00 (7)	—
Net asset value, end of period	$10.06	$10.26
Total return (2)	2.22%	3.17	% (3)
Net assets, end of period (000s)	$90,784	$143,767
Ratio of expenses to average net assets (5)	2.63%	2.86	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.15%	2.21	% (4)
Ratio of net investment income to average net assets (5)(6)	2.23%	0.71	% (4)
Portfolio turnover rate	1,009%	1,832	% (3)

*	For the period September 29, 2015 (commencement of operations) through August 31, 2016.

**	Formerly the Investor Class through July 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Institutional Class
	Period
	Ended
	August 31, 2017*

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (1)	(0.13)
Net realized and unrealized gain on investments	1.26
Total from investment operations	1.13
Less distributions:
From net realized gains	(0.09)
Total distributions	(0.09)
Paid-in capital from redemption fees (1)	0.01
Net asset value, end of period	$11.05
Total return (2)	11.48	% (3)
Net assets, end of period (000s)	$60,366
Ratio of expenses to average net assets (5)	2.40	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.20	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.24	)% (4)
Portfolio turnover rate	1,576	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Tactical Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Institutional Class
	Period
	Ended
	August 31, 2017*

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (1)	0.00	(7)
Net realized and unrealized loss on investments	(0.16)
Total from investment operations	(0.16)
Less distributions:
From net investment income	0.00	(7)
Total distributions	0.00
Paid-in capital from redemption fees (1)	0.01
Net asset value, end of period	$9.85
Total return (2)	(1.47	)% (3)
Net assets, end of period (000s)	$71,063
Ratio of expenses to average net assets (5)	2.10	% (4)
Ratio of net investment income to average net assets (5)(6)	0.02	% (4)
Portfolio turnover rate	366	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Institutional Class
	Period Ended
	August 31, 2017*

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (1)	(0.02)
Net realized and unrealized loss on investments	(0.23	) (7)
Total from investment operations	(0.25)
Paid-in capital from redemption fees (1)	0.01
Net asset value, end of period	$9.76
Total return (2)	(2.40	)% (3)
Net assets, end of period (000s)	$99,246
Ratio of expenses to average net assets (5)	2.14	% (4)
Ratio of expenses to average net assets excluding interest expenses (5)	2.13	% (4)
Ratio of net investment loss to average net assets (5)(6)	(0.26	)% (4)
Portfolio turnover rate	630	%(3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	The net realized and unrealized gain on investments per share does not accord with the net of the amounts reported in the statement of operations due to the timing of purchases and redemptions of the Fund shares during the period.

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2017

1.	ORGANIZATION

The Anchor Tactical Credit Strategies Fund (“Credit Fund”), Anchor Tactical Equity Strategies Fund (“Equity Fund”), Anchor Tactical Municipal Strategies Fund (“Muni Fund”) and Anchor Tactical Real Estate Fund (“Real Estate Fund”) (each a “Fund” or collectively “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Credit Fund, Equity Fund and Muni Fund each have the investment objective to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Real Estate Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional real estate indexes. The Credit Fund commenced operations on September 29, 2015. The Equity Fund, Muni Fund and Real Estate Fund commenced operations on September 6, 2016.

Each Fund offers two share classes designated as Investor Class and Institutional Class. The Investor Class of the Credit Fund converted to the Institutional Class of the Credit Fund on August 1, 2017. The Investor Class of the Credit Fund is no longer available for sale and the Investor Class of the Equity Fund, Muni Fund and Real Estate Fund have not commenced operations. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017

their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2017 for the Funds’ assets measured at fair value:

Anchor Tactical Credit Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,085,000	$—	$—	$75,085,000
Mutual Fund	11,976,448	—	—	11,976,448
Total	$87,061,448	$—	$—	$87,061,448

Anchor Tactical Equity Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$59,383,050	$—	$—	$59,383,050
Total	$59,383,050	$—	$—	$59,383,050

Anchor Tactical Municipal Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Closed-End Funds	$10,990,241	$—	$—	$10,990,241
Exchange Traded Fund	7,585,400	—	—	7,585,400
Mutual Funds	52,671,096	—	—	52,671,096
Total	$71,246,737	$—	$—	$71,246,737

Anchor Tactical Real Estate Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$94,749,000	$—	$—	$94,749,000
Total	$94,749,000	$—	$—	$94,749,000

There were no transfers between any level during the year or period ended August 31, 2017.

It is the Funds’ policy to record transfers into or out of any Level at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Credit Fund and quarterly for the Equity Fund, Muni Fund and Real Estate Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year of 2016, or expected to be taken in the Funds’ August 31, 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, state of Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of August 31, 2017, the Credit Fund, Equity Fund and Real Estate Fund held $4,026,146, $1,075,924 and $4,697,928 respectively in cash at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit of $250,000.

4.	INVESTMENT TRANSACTIONS

For the year or period ended August 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,079,023,976 and $1,134,898,326, respectively, for the Credit Fund, $751,797,365 and $699,985,828, respectively, for the Equity Fund, $267,411,917 and $193,951,682, respectively, for the Muni Fund and $386,578,639 and $291,728,772, respectively, for the Real Estate Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the year or period ended August 31, 2017, the Funds incurred advisory fees, as follows of $1,921,999 for the Credit Fund, $877,191 for the Equity Fund, $1,329,839 for the Muni Fund and $1,022,234 for the Real Estate Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Equity Fund, the Muni Fund and the Real Estate Fund until at least August 31, 2017, and until December 31, 2017 for the Credit Fund, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads,

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017

taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of each Fund’s average daily net assets of the Institutional Class Shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the year or period ended August 31, 2017, no fees were waived by the Adviser.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Shares may pay up to 0.25% of its average daily net assets to pay for certain distribution activities and shareholder services. For the year or period ended August 31, 2017, $300,312, $137,061, $207,787 and $159,724 was incurred under the Plan for the Credit Fund, the Equity Fund, the Muni Fund and the Real Estate Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year or period ended August 31, 2017, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds for these services.

6.	REDEMPTION FEES

The Funds assessed a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days through July 24, 2017. The redemption fee is paid directly to the Funds from which the redemption is made. The Funds received redemption fees for the year or period ended August 31, 2017 of $33,631, $63,749, $96,507 and $38,916 for the Credit Fund, Equity Fund, Muni Fund and Real Estate Fund, respectively.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended August 31, 2017 and August 31, 2016 was as follows:

	For the period ended August 31, 2017:
Portfolio	Ordinary Income	Exempt Income	Long-Term Capital Gains	Return Of Capital	Total
Anchor Tactical Credit Strategies Fund	$5,312,680	$—	$152,354	$—	$5,465,034
Anchor Tactical Equity Strategies Fund	494,486	—	—	—	494,486
Anchor Tactical Municipal Strategies Fund	6,995	13,281	—	—	20,276
Anchor Tactical Real Estate Fund	—	—	—	—	—

	For the period ended August 31, 2016:
Portfolio	Ordinary Income	Exempt Income	Long-Term Capital Gains	Return Of Capital	Total
Anchor Tactical Credit Strategies Fund	$699,266	$—	$—	$—	$699,266

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Anchor Tactical Credit Strategies fund utilized equalization in the amount of $328,792 which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended August 31, 2017. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of August 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Anchor Tactical Credit Strategies Fund	—	$20,366	$123,774	$—	$—	$(2,164)	$(37,091)	$104,885
Anchor Tactical Equity Strategies Fund	—	4,165,482	—	—	—	—	1,260,920	5,426,402
Anchor Tactical Municipal Strategies Fund	13,053	56,585	—	(3,383,817)	(241,652)	—	1,411,970	(2,143,861)
Anchor Tactical Real Estate Fund		—	—	(612,241)	(1,231,504)	—	2,377,602	533,857

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, equalization and the unamortized portion of organizational expenses.

At August 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Anchor Tactical Credit Strategies Fund	$—	$—	$—	$—
Anchor Tactical Equity Strategies Fund	—	—	—	—
Anchor Tactical Municipal Strategies Fund	241,652	—	241,652	—
Anchor Tactical Real Estate Fund	1,231,504	—	1,231,504	—

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Portfolio	Post October Losses
Anchor Tactical Credit Strategies Fund	$—
Anchor Tactical Equity Strategies Fund	—
Anchor Tactical Municipal Strategies Fund	3,383,817
Anchor Tactical Real Estate Fund	612,241

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, the utilization of earnings and profits on shareholder redemptions and the capitalization of in lieu dividend payments on dividends held short, resulted in reclassifications for the Fund for the period ended August 31, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income	Loss
Anchor Tactical Credit Strategies Fund	$328,792	$60,059	$(388,851)
Anchor Tactical Equity Strategies Fund	(25,592)	680,438	(654,846)
Anchor Tactical Municipal Strategies Fund	(69,985)	69,985	—
Anchor Tactical Real Estate Fund	(165,245)	165,245	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Credit Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares”) and SPDR Bloomberg Barclays High Yield Bond ETF (“SPDR”). The Credit Fund may sell its investment in iShares or SPDR at any time if the Adviser determines that it is in the best interest of the Credit Fund and its shareholders to do so. The performance of the Credit Fund may be directly affected by the performance of iShares and SPDR. The financial statements of iShares and SPDR, including their portfolios of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Credit Fund’s financial statements. As of August 31, 2017, the percentage of the Credit Fund’s net assets invested in iShares and SPDR were 47.8% and 34.9%, respectively.

The Equity Fund currently invests a portion of its assets in the PowerShares QQQ Trust Series 1 (“PowerShares”). The Equity Fund may sell its investment in PowerShares at any time if the Adviser determines that it is in the best interest of the Equity Fund and its shareholders to do so. The performance of the Equity Fund may be directly affected by the performance of PowerShares. The financial statements of PowerShares, including its portfolios of investments, can be found at the SEC website, www.sec.gov, and should be read in conjunction with the Equity Fund’s financial statements. As of August 31, 2017, the percentage of the Equity Fund’s net assets invested in PowerShares was 79.9%.

The Muni Fund currently invests a portion of its assets in the Goldman Sachs High Yield Municipal Fund (“Goldman”) and Nuveen High Yield Municipal Bond Fund (“Nuveen”). The Muni Fund may sell its investment in Goldman or Nuveen at any time if the Adviser determines that it is in the best interest of the Muni Fund and its shareholders to do so. The performance of the Muni Fund may be directly affected by the performance of Goldman and Nuveen. The financial statements of Goldman and Nuveen, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Muni Fund’s financial statements. As of August 31, 2017, the percentage of the Muni Fund’s net assets invested in Goldman and Nuveen were 25.9% and 26.1%, respectively.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2017

The Real Estate Fund currently invests a portion of its assets in the iShares U.S. Real Estate ETF (“Real Estate ETF”) and Vanguard REIT ETF (“Vanguard”). The Real Estate Fund may sell its investment in the Real Estate ETF and Vanguard at any time if the Adviser determines that it is in the best interest of the Real Estate Fund and its shareholders to do so. The performance of the Real Estate Fund may be directly affected by the performance of the Real Estate ETF and Vanguard. The financial statements of the Real Estate ETF and Vanguard, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Real Estate Fund’s financial statements. As of August 31, 2017, the percentage of the Real Estate Fund’s net assets invested in the Real Estate ETF and Vanguard were 47.0% and 33.9%, respectively.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2017, Trust Company of America, an account holding shares for the benefit of others in nominee name, held approximately 76%, 70%, 82% and 83% for the Credit Fund, the Equity Fund, the Muni Fund and the Real Estate Fund, respectively, of the voting securities of the Institutional Shares of the Funds. As of August 31, 2017, TD Ameritrade Inc., an account holding shares for the benefit of others in nominee name, held approximately 30% of the voting securities of the Equity Fund’s Shares. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the class.

10.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV
and the Shareholders of Anchor Tactical Credit Strategies Fund, Anchor Tactical Equity Strategies Fund, Anchor Tactical Municipal Strategies Fund, and Anchor Tactical Real Estate Fund

We have audited the accompanying statements of assets and liabilities of Anchor Tactical Credit Strategies Fund, Anchor Tactical Equity Strategies Fund, Anchor Tactical Municipal Strategies Fund, and Anchor Tactical Real Estate Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the portfolios of investments, as of August 31, 2017, and the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Anchor Tactical Credit Strategies Fund, Anchor Tactical Equity Strategies Fund, Anchor Tactical Municipal Strategies Fund, and Anchor Tactical Real Estate Fund as of August 31, 2017, and the results of their operations for the year or period then ended, and the changes in their net assets and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

October 26, 2017

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, J.E. Breslin & Co. (management consulting firm to investment advisers), 2009 to present.	5	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust; Trustee, BlueArc Multi-Strategy Fund (since 2014)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	President, TTS Consultants, LLC (financial services), 2010 to present.	5	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Aquila Distributors; Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2014), Trustee, Northern Lights Fund Trust II (since 2011).
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	President, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures), 2003 – present.	5	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust since November 2012.

8/31/17 – NLFT IV_v4

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Born in 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012), Vice President, Gemini Fund Services, LLC (2004-2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC, (2011-2014).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Secretary since 2017	Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
Michael Quain Born in 1957	Chief Compliance Officer	Consultant, Northern Lights Compliance Services, LLC (since 2015); Quain Compliance Consulting, LLC (since 2014); Artio Global Management, LLC (formerly Julius Baer), First Vice President & Chief Compliance Officer (2004-2013)	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of August 31, 2017, the Trust was comprised of 15 other active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and the one other active fund in the trust managed by the same investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Ira Rothblut resigned from the Board of Trustees of Northern Lights Fund Trust IV effective October 2, 2017.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-594-1226.

8/31/17 – NLFT IV_v4

Anchor Funds
EXPENSE EXAMPLES
August 31, 2017 (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During Period
	Value	Value	Expense	3/1/17 –
	3/1/17	8/31/17	Ratio	8/31/17*
Actual
Anchor Tactical Credit Strategies Fund	$1,000.00	$1,007.20	2.38%	$12.06
Anchor Tactical Equity Strategies Fund	$1,000.00	$1,037.60	2.21%	$11.33
Anchor Tactical Municipal Strategies Fund	$1,000.00	$1,023.10	2.06%	$10.49
Anchor Tactical Real Estate Fund	$1,000.00	$1,008.30	2.07%	$10.49
Hypothetical (5% return before expenses)
Anchor Tactical Credit Strategies Fund	$1,000.00	$1,013.19	2.38%	$12.10
Anchor Tactical Equity Strategies Fund	$1,000.00	$1,014.08	2.21%	$11.20
Anchor Tactical Municipal Strategies Fund	$1,000.00	$1,014.84	2.06%	$10.45
Anchor Tactical Real Estate Fund	$1,000.00	$1,014.75	2.07%	$10.53

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184), divided by the number of days in the fiscal year (365).

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2017

Renewal of the Investment Advisor Agreement – Anchor Capital Management Group, Inc

In connection with a meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on April 27, 2017, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Anchor Capital Management Group, Inc. (the “Adviser”) and the Trust, with respect to Anchor Tactical Credit Strategies Fund (the “Fund” or “Anchor TCS”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board then reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the renewal of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser had approximately $816 million in assets under management. The Board further noted that the Adviser had served as Adviser to several other registered investment companies in the Trust. The Board reviewed background information of the key investment personnel responsible for servicing Anchor TCS and noted that the Adviser had fully integrated consistent teams providing portfolio management, trading, marketing, sales, regulatory, operations, and compliance services who have provided a high level of quality service to Anchor TCS. It considered that the Adviser’s portfolio management team and investment committee perform all the research and use the proprietary investment models to make investment decisions for Anchor TCS. The Board reviewed the Adviser’s broker-dealer selection process and also noted that there have been no material compliance or litigation issues reported by the Adviser. After further discussion, the Board concluded that the Adviser had the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Board discussed Anchor TCS’s performance over the last one year and since inception periods and noted it outperformed its benchmark, the HFRX Absolute Return Index for both periods. The Board noted Anchor TCS underperformed its peer group and Morningstar Category but noted the underperformance was attributed to partial hedges implemented to reduce volatility. The Board noted that the Adviser was meeting the stated objectives of Anchor TCS, and that, based on the foregoing, Anchor TCS’s performance was acceptable.

Fees and Expenses. The Board noted Anchor TCS’s advisory fee of 1.60% was lower than the peer group average (1.63%), but significantly higher than the average management fee for Anchor TCS’s Morningstar Nontraditional Bond category averages. They considered that the Fund’s higher total expenses were attributable to Anchor TCS’s use of shorting and active hedging strategies. These strategies cause Anchor TCS to incur more expenses than long only funds in that Morningstar

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2017

category. The Board also noted that Anchor TCS’s net expense ratio was higher than both comparison group averages, but was well within the peer group and Morningstar category ranges. The Board further noted that Anchor TCS’s strategy provided some downside risk protection, unlike many peer funds. The Board further noted the expense cap in place, and after further discussion, concluded that Anchor TCS’s fees and expenses were not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by the Adviser and noted that the Adviser is realizing a profit that is meaningful and reasonable in terms of both amount and percentage with respect to its relationship with Anchor TCS. The Board determined that the Adviser did not receive an excessive profit from its relationship with Anchor TCS.

Economies of Scale. The Board evaluated whether there would be economies of scale with respect to Anchor TCS. The Board noted that expense caps are in place for Anchor TCS, and that the Adviser indicated its intention to renew the expense limitation agreement. It also considered the Adviser’s stated projections for asset growth for Anchor TCS. The Board further noted that the Adviser indicated a willingness to discuss breakpoints for Anchor TCS at a later date.

Conclusion. Having requested and received such information from Anchor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board determined that approval of the Advisory Agreement was in the best interests of Anchor TCS and its shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, California 92656

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)           Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)           Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 – $48,800

2016 – $12,200

(b)	Audit-Related Fees

2017 – None

2016 – None

(c)	Tax Fees

2017 – $8,800

2016 – $2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $8,800

2016 - $2,200

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/7/17

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 11/7/17